Business overview (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Detailed Information about Restatement Explanatory

	Previously	Effect of
	reported	restatement	Amended
	$	$	$

Consolidated interim statement of loss and comprehensive loss for the three-month period ended September 30, 2021
License fees	527	(234)	293
Development service revenues	—	684	684
Research and development expenses	801	684	1,485
Net loss	(1,698)	(234)	(1,932)
Total comprehensive loss	(1,440)	(234)	(1,674)
Basic and diluted loss per share	(0.35)	(0.05)	(0.40)

Consolidated interim statement of loss and comprehensive loss for the nine-month period ended September 30, 2021
License fees	1,601	(292)	1,309
Development service revenues	—	2,809	2,809
Research and development expenses	1,902	2,809	4,711
Net loss	(5,182)	(292)	(5,474)
Total comprehensive loss	(4,589)	(292)	(4,881)
Basic and diluted loss per share	(1.07)	(0.06)	(1.21)

Consolidated interim statement of financial position as of September 30, 2021
Prepaid expenses and other current assets	3,431	600	4,031
Current portion of deferred revenues	2,075	943	3,018
Deficit	(327,708)	(292)	(328,000)